UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

                                               Commission File Number:  0-29905

(Check One):  [X] Form 10-K    [ ] Form 20-F    [ ] Form 11-K    [ ] Form 10-Q
                  Form 10-KSB                                        Form 10-QSB
              [ ] Form N-SAR
                  For Period Ended:  February 28, 2002

              [ ] Transition Report on Form 10-K
              [ ] Transition Report on Form 20-F
              [ ] Transition Report on Form 11-K
              [ ] Transition Report on Form 10-Q
              [ ] Transition Report on Form N-SAR
                  For the Transition Period Ended:


PART I - REGISTRANT INFORMATION

Full name of Registrant:                    Burnam Management Inc.
Address of Principal Executive Office:      128 April Rd.
City, State and Zip Code:                   Port Moody B.C. Canada  V3H-3M5


PART II - RULES 12B-25(B) AND (C)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12B-25(B), the following should be completed. (Check box if appropriate)

      |   (a)  The reasons  described in  reasonable  detail in Part III of this
      |        form  could  not be  eliminated  without  unreasonable  effort or
      |        expense;
      |
      |   (b)  The subject annual report,  semi-annual report, transition report
      |        on Form 10-K, Form 20-F, 11-K, or Form N-SAR, or portion thereof,
[X]   |        will be filed on or before the  fifteenth  calendar day following
      |        the  prescribed  due date;  or the  subject  quarterly  report of
      |        transition  report on Form 10-Q, or portion thereof will be filed
      |        on or before the fifth  calendar day following the prescribed due
      |        date; and
      |
      |   (c)  The  accountant's  statement  or other  exhibit  required by Rule
      |        12B-25 (c) has been attached if applicable.

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                                                                               2

PART III - NARRATIVE

The subject report could not be filed without reasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

          Gerald Ghini                    604                      469-8901
          ----------------------------------------------------------------------
              (Name)                   (Area Code)            (Telephone Number)

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(2)  Have all other period reports required under Section 13 or  15(d)  of the  Securities  Exchange  Act of 1934 or
     Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports been filed? If answer is no, identify report(s).

                                                                [X] Yes   [ ] No
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(3)  Is  it  anticipated  that  any  significant  change  in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report of portion thereof?

                                                                [ ] Yes   [X] No
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                             Burnam Management Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


DATE  July 1, 2002                      BY: /s/ Gerry V. Ghini
      --------------                        ------------------------------
                                            President